Intangible Assets	12 Months Ended
Mar. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE－ 11 INTANGIBLE ASSETS

	March 31, 2025	March 31, 2024

Intangible assets:
Software license	$528,031	$420,021
Software under development	32,311	108,010
	560,342	528,031
Less: accumulated amortization	(192,403)	(118,256)
Intangible assets, net	$367,939	$409,775

The amortization expense, included in the cost of revenue, for year ended March 31, 2025, 2024 and 2023 was $74,147, $60,003 and $58,253 respectively.

As of March 31, 2025, the estimated future amortization of finite-lived intangible assets for the next five years and thereafter was as follows:

Year ended March 31, 2026	$75,433
Year ended March 31, 2027	75,433
Year ended March 31, 2028	75,433
Year ended March 31, 2029	75,433
Thereafter	33,896
Total	$335,628